Exhibit 99.1

Payment Date:	12/23/2015	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/23/2015

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

Class A-1	36163N AA4	0.20000%	178,400,000.00	0.00	0.00	0.00	0.00	0.00
Class A-2	36163N AB2	0.55000%	217,000,000.00	47,660,848.98	47,660,848.98	21,844.56	47,682,693.54	0.00
Class A-3	36163N AC0	0.97000%	217,000,000.00	217,000,000.00	217,000,000.00	175,408.33	217,175,408.33	0.00
Class A-4	36163N AD8	1.48000%	88,500,000.00	88,500,000.00	88,500,000.00	109,150.00	88,609,150.00	0.00
Class B	36163N AE6	1.90000%	15,000,000.00	15,000,000.00	15,000,000.00	23,750.00	15,023,750.00	0.00
Class C	36163N AF3	2.06000%	11,000,000.00	11,000,000.00	11,000,000.00	18,883.33	11,018,883.33	0.00
TOTALS			726,900,000.00	379,160,848.98	379,160,848.98	349,036.22	379,509,885.20	0.00

Factor Information per $1,000 of Original Face Value

		Beginning				Ending Principal
Class	CUSIP	Principal Factor	Principal	Interest	Total	Factor

Class A-1	36163N AA4	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-2	36163N AB2	219.6352488	219.6352488	0.1006662	219.7359149	0.0000000
Class A-3	36163N AC0	1000.0000000	1000.0000000	0.8083333	1,000.8083333	0.0000000
Class A-4	36163N AD8	1000.0000000	1000.0000000	1.2333333	1,001.2333333	0.0000000
Class B	36163N AE6	1000.0000000	1000.0000000	1.5833333	1,001.5833333	0.0000000
Class C	36163N AF3	1000.0000000	1000.0000000	1.7166664	1,001.7166664	0.0000000
TOTALS		521.6134943	521.6134943	0.4801709	522.0936652	0.0000000

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.3958823
Servicer Advances	0.0000000
Administration Fees	0.0003439

Payment Date:	12/23/2015	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/23/2015

Funding of the Collection Account

(i)	Principal Payments Received on Loans	11,107,571.01

(ii)	Interest Payments Received on Loans	1,572,902.07

(iii)	Payments Received on Leases	3,034,633.69

(iv)	Recoveries	0.00

(v)	Purchase Amount of receivables that became purchased receivables during the related Collection Period pursuant to the Limited Removal and Clean-up Call Agreement	450,138,668.36

(vi)	Investment Earnings	2,013.57

(vii)	Servicing Advances	0.00

(viii)	Available Amounts	465,855,788.70

(ix)	Draws on the Reserve Account	0.00

(x)	Total Cash Available in the Collection Account	465,855,788.70

Payment Date:	12/23/2015	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/23/2015

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Account		465,855,788.70

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee

	Previously accrued but unpaid	0.00
	Current period accrued	287,766.84
	Total amount due	287,766.84
	Total amount paid	287,766.84
	Closing accrued but unpaid	0.00

	Total Servicing Fee Paid		287,766.84

(iii)	Reimbursement of Servicing Advances		0.00

	Total of Permitted Withdrawals		287,766.84

	Total funds in the Note Distribution Account available for distribution		465,568,021.86

Payment Date:	12/23/2015	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/23/2015

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	500.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	306,402.89

4.	Class A Note Principal where Class A Note balance exceeds Aggregate Receivable Value	0.00

5.	Class B Note Interest Payment	23,750.00

6.	Class A & B Note Principal where Class A & B Note balance exceeds Aggregate Receivable Value	0.00

7.	Class C Note Interest Payment	18,883.33

8.	Principal Payments on the Notes

	(i) Class A Note Principal	353,160,848.98
	(ii) Class B Note Principal	15,000,000.00
	(iii) Class C Note Principal	11,000,000.00

9.	50% of Excess Spread Amount as Principal on Notes	0.00

10.	Deposit to the Reserve Account, if any	0.00

11.	Previously unpaid trustee fees and expenses	0.00

12.	Released to Issuer	86,057,386.66

Payment Date:	12/23/2015	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/23/2015

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	21,844.56
Interest Paid	21,844.56
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	175,408.33
Interest Paid	175,408.33
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	109,150.00
Interest Paid	109,150.00
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	23,750.00
Interest Paid	23,750.00
Cumulative Interest Shortfall Amount	0.00

Class C Interest Payment Amount

Interest Payment Due	18,883.33
Interest Paid	18,883.33
Cumulative Interest Shortfall Amount	0.00

Payment Date:	12/23/2015	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/23/2015

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	0.00
Class A-1 Principal Paid	0.00
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	0.00
Class A-1 Total Principal Payment Amount		0.00

Class A-2 Principal Payment Amount
Class A-2 Principal Due	47,660,848.98
Class A-2 Principal Paid	47,660,848.98
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	0.00
Class A-2 Total Principal Payment Amount		47,660,848.98

Class A-3 Principal Payment Amount
Class A-3 Principal Due	217,000,000.00
Class A-3 Principal Paid	217,000,000.00
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	0.00
Class A-3 Total Principal Payment Amount		217,000,000.00

Class A-4 Principal Payment Amount
Class A-4 Principal Due	88,500,000.00
Class A-4 Principal Paid	88,500,000.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		88,500,000.00

Class B Principal Payment Amount
Class B Principal Due	15,000,000.00
Class B Principal Paid	15,000,000.00
Class B Reallocated Principal Paid	0.00
Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		15,000,000.00

Class C Principal Payment Amount
Class C Principal Due	11,000,000.00
Class C Principal Paid	11,000,000.00
Class C Turbo Principal Paid	0.00
Class C Total Principal Payment Amount		11,000,000.00

Payment Date:	12/23/2015	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/23/2015

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		9,878,964.81	N/A	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Balance	790,317,184.57

Required Reserve Account Amount		15,806,343.69	N/A	2.00%

Opening Reserve Account Balance		15,806,343.69	N/A	2.00%
Withdrawals from the Reserve Account		0.00	N/A	0.00%
Available Reserve Account Amount		15,806,343.69	N/A	2.00%

Deposits to the Reserve Account		0.00	N/A	0.00%

Releases from the Reserve Account		15,806,343.69	N/A	2.00%

Ending Reserve Account Balance		0.00	N/A	0.00%

Ending Reserve Account Deficiency		0.00	N/A	0.00%

Please note Reserve Account Investment Earnings of 1,784.07 have been deposited into Collections

Payment Date:	12/23/2015	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/23/2015

Collateral Activity

Beginning Aggregate Receivable Balance	460,426,941.24	Overcollateralization:
Principal Collections on Loans	11,107,571.01	Ending Aggregate Receivable Balance	0.00
Lease Value Payments	2,602,172.95	Ending Outstanding Principal Balance of Notes	0.00
Gross Charge-offs	374,430.60	Ending Overcollateralization Amount	0.00
Purchase Amount	446,327,821.91
Adjustments	14,944.77
Ending Aggregate Receivable Balance	0.00

Residual Realization

Current Month		Cumulative

Book Residual	65,696.12	Book Residual	3,095,301.82
Residual Realization	79,271.14	Residual Realization	3,677,752.44
Residual Realization Percentage	120.66%	Residual Realization Percentage	118.82%

Aging Summary

	Number of Accounts	Aggregate Receivable Value
Current	0	0.00
31 - 60 Days Past Due	0	0.00
61 - 90 Days Past Due	0	0.00
91 - 120 Days Past Due	0	0.00
121 - 150 Days Past Due	0	0.00
151 - 180 Days Past Due	0	0.00
181 or more Days Past Due	0	0.00
Total	0	0.00

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time Receivables became defaulted)	3,226,095.07	897,646.80	4,123,741.87	0.5218%

Charge-offs	1,084,238.43	374,430.60	1,458,669.03	0.1846%

Recoveries	5,102.43	0.00	5,102.43	0.0006%

Payment Date:	12/23/2015	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/23/2015

Historical Detail

Aging Summary

Payment	31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance

12/23/2015	0		0		0		0		0		0		0
		0.00		0.00		0.00		0.00		0.00		0.00		0.00

11/23/2015	49		3		9		6		1		2		70
		3,365,918.18		101,628.80		954,727.38		563,392.22		34,216.12		147,364.45		5,167,247.15

10/23/2015	30		1		10		4		1		1		47
		1,461,197.85		462,364.01		760,934.95		113,931.32		94,548.34		52,816.11		2,945,792.58

09/23/2015	2		18		6		1		0		1		28
		47,965.35		1,436,699.07		257,586.56		94,548.34		0.00		53,903.68		1,890,703.00

08/24/2015	19		3		2		0		0		3		27
		1,301,840.92		30,653.13		137,586.28		0.00		0.00		261,623.97		1,731,704.30

07/23/2015	22		3		3		6		0		6		40
		1,968,720.60		559,681.69		349,809.28		649,506.16		0.00		339,382.24		3,867,099.97

06/23/2015	24		1		9		0		1		5		40
		2,105,862.64		41,800.00		1,054,354.96		0.00		10,752.32		295,917.84		3,508,687.76

05/26/2015	10		10		0		2		2		4		28
		774,059.44		1,133,817.60		0.00		31,943.92		91,433.62		274,141.17		2,305,395.75

04/23/2015	25		1		3		2		1		5		37
		1,673,306.11		17,707.54		44,856.05		91,433.62		176,732.35		176,194.00		2,180,229.67

03/23/2015	29		4		2		3		2		1		41
		2,912,222.00		70,992.13		91,433.62		255,549.92		65,044.40		32,364.42		3,427,606.49

02/23/2015	5		7		2		6		1		1		22
		182,314.48		1,082,027.11		199,971.83		335,834.82		403,461.48		32,364.42		2,235,974.14

01/23/2015	11		1		7		0		0		1		20
		1,252,816.72		176,732.35		711,097.97		0.00		0.00		32,364.42		2,173,011.46

Payment Date:	12/23/2015	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/23/2015

Historical Detail

Performance Data

Payment Date	Defaulted Receivables	Charge-offs	Recoveries	Purchased Amounts	Aggregate Receivable Value	Ending Overcollateralization	Lifetime CPR

12/23/2015	4,123,741.87	1,458,669.03	5,102.43	392,348.12	0.00	0.00	6.94%

11/23/2015	3,226,095.07	1,084,238.43	5,102.43	392,348.12	460,426,941.24	81,266,092.26	7.23%

10/23/2015	2,941,890.31	946,158.73	0.00	392,348.12	476,515,803.31	80,609,063.44	7.36%

09/23/2015	2,569,352.20	908,722.11	0.00	392,348.12	493,229,977.64	79,953,503.20	7.51%

08/24/2015	2,318,593.97	789,469.75	0.00	392,348.12	510,524,672.06	79,242,144.47	7.54%

07/23/2015	1,042,533.02	333,795.80	0.00	392,348.12	526,324,100.03	78,637,541.97	7.90%

06/23/2015	1,042,533.02	329,465.55	0.00	392,348.12	547,649,286.56	77,693,275.26	7.47%

05/26/2015	890,358.91	261,780.86	0.00	392,348.12	564,326,507.19	76,847,824.73	7.78%

04/23/2015	600,149.09	175,281.29	0.00	392,348.12	581,300,162.53	75,996,938.40	8.08%

- Values above represent cumulative amounts as of the corresponding Payment Date

Payment Date:	12/23/2015	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/23/2015

Repurchases

	Repurchase Date	Account Number	Purchase Price

Purchase Amount of Receivables determined by Issuer to be ineligible in accordance with 7.2(b) of the Receivable Purchase and Sale Agreement

	06/30/2014	V7800910001	88,891.40

	07/31/2014	V7799522001	61,304.59

	10/31/2014	V8464133003	10,662.89

	10/31/2014	V8470135001	152,563.58

	10/31/2014	V8470834001	78,925.65

Cumulative Repurchase Amount			392,348.12

Aging Summary By Asset Type

GE Equipment Transportation, L.L.C., Series 2014-1

December 23, 2015

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	-	-	0.00%
1 to 30 Past Due	-	-	0.00%
31 to 60 Past Due	-	-	0.00%
61 to 90 Days Delinquent	-	-	0.00%
91 to 120 Days Delinquent	-	-	0.00%
121 to 150 Days Delinquent	-	-	0.00%
151 to 180 Days Delinquent	-	-	0.00%
181 Days Plus Delinquent	-	-	0.00%

Asset Aging Detail	Page 1 of 3	12/21/2015

Loss & Recovery Detail

GE Equipment Transportation, L.L.C., Series 2014-1

December 23, 2015

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	1,510,286.29	41
Net Charge Offs	1,458,669.03	41
Recoveries	5,102.43	1
Net Loss	1,453,566.60	41
Defaulted Receivable Balance	4,123,741.87	42
Current Period:
Gross Charge Offs	374,430.60	4
Net Charge Offs	374,430.60	4
Recoveries	-	-
Defaulted Receivable Balance	897,646.80	3

Average Aggregate Receivable Value:	568,209,812.84	6,623
Aggregate Net Loss Ratio:	0.26%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	36,836.25	37.52%
Average Net Charge Off	35,577.29	36.24%
Average Recovery	124.45	0.13%
Average Net Loss	35,452.84	36.11%

Average Receivable Value at the time of Loss or Default	98,184.33

Asset Loss and Recovery Detail	Page 2 of 3	12/21/2015

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff - Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	12/21/2015